Redeemable Convertible Preferred Stock	6 Months Ended
Jun. 30, 2024
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock

10.Redeemable Convertible Preferred Stock

The following table presents the issuance of the Company’s Class A common stock after giving effect to the Exchange Ratio upon consummation of the Business Combination on a one-to-one basis immediately before the Closing for the issued and outstanding shares of the Legacy Oklo Preferred Stock:

	Number of
	Shares Issued
	and		Class A Common
	Outstanding		Stock Issued at
Legacy Oklo Preferred Stock	Before Closing	Exchange Ratio	Closing
Preferred Stock Series A-1	4,526,703	6.062	27,440,874
Preferred Stock Series A-2	55,135	6.062	334,228
Preferred Stock Series A-3	2,004,043	6.062	12,148,509
Totals	6,585,881		39,923,611